Segmented Information and Economic Dependence - Summary of Geographical Segments (Details) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024
Disclosure Of Geographical Areas [Line Items]
Revenues	$ 15,558	$ 10,626	$ 10,279
Non-current assets	5,156	25,687	48,501
Net income (loss) including discontinued operations	(13,949)	(30,234)	(26,115)
Interest and accretion	226	265	216
Amortization and depreciation	1,604	5,119	5,735
Amortization and depreciation	866	2,289	3,114
United States of America
Disclosure Of Geographical Areas [Line Items]
Revenues	10,307	8,663	8,439
Europe
Disclosure Of Geographical Areas [Line Items]
Revenues	2,795	393	929
Canada
Disclosure Of Geographical Areas [Line Items]
Revenues	322	234	385
Australia
Disclosure Of Geographical Areas [Line Items]
Revenues	1,050	896	482
North America
Disclosure Of Geographical Areas [Line Items]
Non-current assets	4,741	4,167	4,138
Net income (loss) including discontinued operations	372	699	(449)
Interest and accretion	226	224	231
Amortization and depreciation	758	672	687
North America | Corporate
Disclosure Of Geographical Areas [Line Items]
Non-current assets	82	80	80
Net income (loss) including discontinued operations	9,361	(8,142)	(7,846)
Interest and accretion	0	44	4
Amortization and depreciation	8	5	5
Belgium
Disclosure Of Geographical Areas [Line Items]
Non-current assets	333	268	22,261
Net income (loss) including discontinued operations	(8,161)	(23,908)	(19,009)
Interest and accretion	0	4	0
Amortization and depreciation	98	1,612	2,422
Netherlands
Disclosure Of Geographical Areas [Line Items]
Non-current assets	0	21,172	22,022
Net income (loss) including discontinued operations	(15,521)	1,117	1,189
Interest and accretion	0	(7)	(19)
Amortization and depreciation	2	0	0
Other
Disclosure Of Geographical Areas [Line Items]
Revenues	$ 1,084	$ 440	$ 44